Supplement to the
Fidelity® Select Portfolios®
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for IT Services Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Turner as of April 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,382	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services Portfolio ($3,382 (in millions) assets managed).

As of April 30, 2019, the dollar range of shares of IT Services Portfolio beneficially owned by Mr. Turner was none.

The following information supplements information for Chemicals Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Wagner as of August 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$888	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Chemicals Portfolio managed by Mr. Wagner ($888 (in millions) assets managed).

As of August 31, 2019, the dollar range of shares of Chemicals Portfolio beneficially owned by Mr. Wagner was none.

SELB-19-04 1.475630.216	October 30, 2019